Post-retirement benefits - Summary of maturity of defined benefit obligations (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	20.00%	21.00%	20.00%
Proportion relating to former employees not yet retired	11.00%	11.00%	12.00%
Proportion relating to retirees	69.00%	68.00%	68.00%
Total	100.00%	100.00%	100.00%
Average duration of obligations (years)	13 years 9 months 18 days	14 years 3 months 18 days	14 years 4 months 24 days
Pension benefits
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	20.00%
Proportion relating to former employees not yet retired	12.00%
Proportion relating to retirees	68.00%
Total	100.00%
Average duration of obligations (years)	13 years 9 months 18 days
Other benefits
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	17.00%
Proportion relating to former employees not yet retired	0.00%
Proportion relating to retirees	83.00%
Total	100.00%
Average duration of obligations (years)	13 years 1 month 6 days